OPERATING EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	$ 3,414	$ 4,692
Exploration and evaluation	1,124	764
Investor relations and marketing communications	1,177	1,634
Corporate development and due diligence	517	505
Write-down of mineral properties (non-cash)	341	4,181
Total	6,232	11,776
Loss from operational activities	6,573	11,776
Administrative and office
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	424	501
Exploration and evaluation	136	139
Investor relations and marketing communications	21	33
Corporate development and due diligence	2	5
Total	583	678
Consultants
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	108	62
Exploration and evaluation	211	72
Investor relations and marketing communications	29	17
Corporate development and due diligence	0	0
Total	348	151
Depreciation (non-cash)
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	14	11
Exploration and evaluation	157	193
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	171	204
Directors fees
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	277	143
Exploration and evaluation	0	0
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	277	143
Exploration and evaluation
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	0	0
Exploration and evaluation	40	1
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	40	1
Investor relations and marketing communications
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	1	7
Exploration and evaluation	8	7
Investor relations and marketing communications	592	803
Corporate development and due diligence	0	2
Total	601	819
Professional fees
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	614	342
Exploration and evaluation	5	0
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	619	342
Salaries
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	899	1,110
Exploration and evaluation	329	145
Investor relations and marketing communications	175	228
Corporate development and due diligence	179	238
Total	1,582	1,721
Share-based payments (non-cash)
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	824	2,254
Exploration and evaluation	143	106
Investor relations and marketing communications	325	437
Corporate development and due diligence	304	235
Total	1,596	3,032
Transfer agent and filing fees
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	193	162
Exploration and evaluation	0	0
Investor relations and marketing communications	1	8
Corporate development and due diligence	0	0
Total	194	170
Travel and accommodation
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	60	100
Exploration and evaluation	95	101
Investor relations and marketing communications	34	108
Corporate development and due diligence	32	25
Total	$ 221	$ 334